COMMITMENTS AND CONTINGENCIES - Capital expenses commitments (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of commitments and contingencies [abstract]
Contractual commitments for acquisition of property, plant and equipment	$ 31,225	$ 11,205
Contractual commitments for acquisition of intangible assets	$ 79,105	$ 45,043